Document and Entity Information	Jan. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001768446
Document Type	8-K
Document Period End Date	Jan. 08, 2025
Entity Registrant Name	CLIMB BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40708
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	20 William Street
Entity Address, Address Line Two	Suite 145
Entity Address, City or Town	Wellesley Hills
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	19808-1609
City Area Code	(866)
Local Phone Number	857-2596
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false